Loans and Borrowings - Summary of Carrying Amount of Liability Component (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Disclosure Of Loans And Borrowings [Abstract]
Carrying amount of liability at the beginning of the year	$ 134,770
Accretion of interest	8,210
Payment of interest	(3,749)
Conversion of notes during the year	$ (139,231)